Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,497,750.00
Previously Paid Amount	0.00
Total Fee Amount	5,730.84
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 5,730.84
Narrative - Max Aggregate Offering Price	$ 41,497,750.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true